Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 3,150
Addition to goodwill from Charter acquisition	9,953
Ending balance	$ 13,103